Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

3. Goodwill and Other Intangible Assets

Goodwill

Changes in the Company’s goodwill balance are summarized in the table below (in thousands):

Balance at December 31, 2013	$507,611
Acquired in business combinations	11,647
Foreign currency translation adjustment	(26,098)
Post-acquisition goodwill adjustment for Stayz	511

Balance at December 31, 2014	493,671
Foreign currency translation adjustment	(33,622)

Balance at September 30, 2015	$460,049

The goodwill arising from the December 2013 acquisition of Stayz was increased by $511,000 to $178,288,000 in the year ended December 31, 2014 due to certain income taxes and changes in fair value estimates derived from additional information gained during the measurement period. Goodwill adjustments were not significant to the Company’s previously reported operating results or financial position. Therefore, the Company elected not to retrospectively adjust the acquisition date accounting and instead recorded the adjustment in the year ended December 31, 2014.

Intangible Assets

The Company’s intangible assets, excluding goodwill, primarily consist of assets acquired in business combinations and are recorded at estimated fair value on the date of acquisition. The Company’s finite-lived intangible assets are summarized in the table below (in thousands):

		September 30, 2015			December 31, 2014
	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names and trademarks	10	$28,525	$(9,572)	$18,953	$30,316	$(8,396)	$21,920
Developed technology	2-8	20,290	(14,748)	5,542	21,293	(13,231)	8,062
Customer relationships	6-14	53,436	(27,650)	25,786	57,656	(25,512)	32,144
Noncompete agreements and domain names	2-5	1,949	(1,256)	693	2,224	(923)	1,301

Total		$104,200	$(53,226)	$50,974	$111,489	$(48,062)	$63,427

Amortization of noncompete agreements is recorded over the term of the agreements.

The following table summarizes amortization expense (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2015	2014	2015	2014
Amortization expense	$2,819	$3,397	$8,713	$10,163

The Company has the following indefinite-lived intangible assets recorded in its consolidated balance sheet (in thousands):

	September 30,	December 31,
	2015	2014
Trade names	$7,029	$7,029

4. Goodwill and Other Intangible Assets

Goodwill

Changes in the Company’s goodwill balance for the years ended December 31, 2014 and 2013 are summarized in the table below (in thousands).

Balance at December 31, 2012	$312,412
Acquired in business combinations	198,124
Foreign currency translation adjustment	(2,925)

Balance at December 31, 2013	$507,611
Acquired in business combinations	11,647
Foreign currency translation adjustment	(26,098)
Post-acquisition goodwill adjustment for the Stayz acquisition	511

Balance at December 31, 2014	$493,671

Pursuant to its goodwill and intangible assets accounting policy, the Company records goodwill adjustments for the effect on goodwill of changes to net assets and liabilities acquired during the measurement period (up to one year from the date of an acquisition). The goodwill arising from the Stayz acquisition was increased by $511,000 up to $178,288,000 due to certain income taxes and changes in fair value estimates derived from additional information gained during the measurement period. Goodwill adjustments were not significant to the Company’s previously reported operating results or financial position. Therefore, the Company elected not to retrospectively adjust the acquisition date accounting and instead recorded the adjustment in the year ended December 31, 2014.

Intangible Assets

The Company’s intangible assets, excluding goodwill, consist of intangible assets acquired primarily in business combinations and were recorded at their estimated fair values on the date of acquisition. The finite-lived intangible assets that are being amortized are summarized in the table below (in thousands):

		December 31, 2014			December 31, 2013
	Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names and trademarks	10	$30,316	$(8,396)	$21,920	$30,066	$(5,050)	$25,016
Developed technology	2-8	21,293	(13,231)	8,062	31,513	(23,646)	7,867
Customer relationships	6-14	57,656	(25,512)	32,144	80,510	(41,739)	38,771
Noncompete agreements and domain names	2-5	2,224	(923)	1,301	5,163	(3,181)	1,982

Total		$111,489	$(48,062)	$63,427	$147,252	$(73,616)	$73,636

Amortization of noncompete agreements is recorded over the term of the agreements.

The following table summarizes the amortization expense that the Company recorded for the years ended December 31, 2014, 2013 and 2012 (in thousands):

	Year Ended December 31,
	2014	2013	2012
Amortization expense	$13,916	$11,668	$12,438

Expected future annual amortization expense for definite-lived intangible assets as of December 31, 2014 is as follows (in thousands):

2015	$11,772
2016	9,132
2017	8,042
2018	7,738
2019	7,057
Thereafter	19,686

$63,427

The Company has the following indefinite-lived intangible assets recorded in its consolidated balance sheets as of December 31, 2014 and 2013, respectively (in thousands):

	December 31,
	2014	2013
Trademarks, trade names and other	$7,029	$7,029